Quarterly Holdings Report
for
Fidelity® Enhanced Mid Cap ETF
March 31, 2026
PET-NPRT3-0526
1.9910065.101
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc	191,490	18,643,466
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	26,931	8,004,701
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	70,824	1,348,489
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	7,718	578,387
MEXICO - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Southern Copper Corp (b)	158,696	27,305,234
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	40,937	5,492,517
UNITED KINGDOM - 0.8%
Energy - 0.8%
Energy Equipment & Services - 0.8%
TechnipFMC PLC	643,939	44,515,503
UNITED STATES - 97.4%
Communication Services - 3.8%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)(c)	49,726	4,120,794
Entertainment - 3.0%
Electronic Arts Inc	267,557	54,546,846
Playtika Holding Corp	976,718	2,715,275
ROBLOX Corp Class A (c)	505,432	28,587,234
Roku Inc Class A (c)	352,427	33,346,643
Take-Two Interactive Software Inc (c)	131,148	25,901,730
Warner Bros Discovery Inc (c)	1,100,380	30,216,435
		175,314,163
Interactive Media & Services - 0.0%
Pinterest Inc Class A (c)	41,909	768,611
Media - 0.8%
DoubleVerify Holdings Inc (c)	263,877	2,506,831
New York Times Co/The Class A	339,182	28,399,709
News Corp Class A	222,897	5,556,822
News Corp Class B (b)	299,615	8,542,024
		45,005,386
TOTAL COMMUNICATION SERVICES		225,208,954
Consumer Discretionary - 12.5%
Automobile Components - 0.7%
BorgWarner Inc	639,730	34,711,750
Gentex Corp	108,391	2,368,343
Lear Corp	38,315	4,639,180
		41,719,273
Automobiles - 1.3%
Ford Motor Co	4,277,153	49,358,346
General Motors Co	388,693	28,957,628
		78,315,974
Broadline Retail - 0.5%
eBay Inc	264,970	24,117,569
Etsy Inc (c)	103,719	5,183,876
		29,301,445
Diversified Consumer Services - 0.5%
ADT Inc	3,161,746	20,772,671
Duolingo Inc Class A (c)	61,718	6,083,543
		26,856,214
Hotels, Restaurants & Leisure - 3.3%
Airbnb Inc Class A (c)	150,486	19,003,372
Aramark	95,960	3,890,218
Brightstar Lottery PLC	269,120	3,428,589
Carnival Corp	1,065,449	27,573,820
Churchill Downs Inc	27,907	2,506,886
Domino's Pizza Inc	21,680	7,778,567
DraftKings Inc Class A (c)	606,001	13,101,742
Expedia Group Inc Class A	187,239	43,231,613
Hilton Worldwide Holdings Inc	1,777	540,350
Las Vegas Sands Corp	620,844	33,451,075
MGM Resorts International (c)	312,671	11,571,954
Penn Entertainment Inc (c)	225,359	3,387,146
Royal Caribbean Cruises Ltd	10,468	2,880,584
Viking Holdings Ltd (c)	66,335	4,874,296
Wendy's Co/The (b)	1,659,023	11,530,210
		188,750,422
Household Durables - 1.6%
Garmin Ltd	207,753	48,200,774
NVR Inc (c)	718	4,731,498
PulteGroup Inc	42,162	4,958,673
Somnigroup International Inc	155,441	11,490,199
Toll Brothers Inc	190,649	26,017,869
TopBuild Corp (c)	40	14,051
		95,413,064
Leisure Products - 0.6%
Hasbro Inc	374,030	35,009,208
Mattel Inc (c)	61,433	892,621
		35,901,829
Specialty Retail - 2.7%
Abercrombie & Fitch Co Class A (c)	294,478	26,906,455
AutoNation Inc (c)	23,097	4,509,920
Bath & Body Works Inc	421,907	7,877,004
CarMax Inc (c)	100,404	4,174,798
Chewy Inc Class A (c)	434,012	11,718,324
Five Below Inc (c)	67,121	15,335,806
Gap Inc/The	1,240,888	30,029,491
Lithia Motors Inc	5,427	1,355,230
Ross Stores Inc	139,269	30,169,844
Ulta Beauty Inc (c)	50,257	26,269,836
		158,346,708
Textiles, Apparel & Luxury Goods - 1.3%
Ralph Lauren Corp Class A	104,160	35,829,998
Tapestry Inc	306,800	43,292,548
		79,122,546
TOTAL CONSUMER DISCRETIONARY		733,727,475
Consumer Staples - 2.6%
Beverages - 0.3%
Celsius Holdings Inc (c)	79,856	2,833,291
Coca-Cola Consolidated Inc	15,465	2,965,259
Molson Coors Beverage Co Class B	262,452	11,301,183
		17,099,733
Consumer Staples Distribution & Retail - 1.8%
Casey's General Stores Inc	30,388	22,118,210
Dollar General Corp	139,349	16,544,907
Dollar Tree Inc (c)	42,828	4,690,094
Kroger Co/The	58,180	4,209,904
Maplebear Inc (c)	878,699	32,916,065
US Foods Holding Corp (c)	263,577	24,304,435
		104,783,615
Food Products - 0.3%
Flowers Foods Inc	523,713	4,268,261
General Mills Inc	168,559	6,273,766
Hershey Co/The	5,698	1,184,557
Kraft Heinz Co/The	40,075	901,287
Pilgrim's Pride Corp	52,743	1,991,576
Smithfield Foods Inc	11,535	322,634
		14,942,081
Household Products - 0.0%
Church & Dwight Co Inc	74,482	6,950,660
Personal Care Products - 0.2%
Coty Inc Class A (b)(c)	403,068	810,167
Kenvue Inc	582,679	10,045,386
		10,855,553
Tobacco - 0.0%
Altria Group Inc	78	5,147
TOTAL CONSUMER STAPLES		154,636,789
Energy - 6.8%
Energy Equipment & Services - 0.0%
Weatherford International PLC	27,740	2,623,649
Oil, Gas & Consumable Fuels - 6.8%
Antero Midstream Corp	903,833	20,607,392
Cheniere Energy Inc	207,863	58,983,205
Chord Energy Corp	16,289	2,315,970
ConocoPhillips	90,369	11,928,708
Coterra Energy Inc	187,153	6,576,556
Devon Energy Corp	920,496	46,319,359
DT Midstream Inc	14,910	2,007,930
EOG Resources Inc	2,083	301,139
EQT Corp	9,472	602,798
Expand Energy Corp	346,756	38,066,874
Kinder Morgan Inc	1,840,540	61,713,306
Marathon Petroleum Corp	271,117	66,201,349
Occidental Petroleum Corp	803,507	52,227,955
Permian Resources Holdings Inc/DE Class A	31,472	670,983
Phillips 66	12,064	2,197,820
Texas Pacific Land Corp (b)	16,080	7,630,925
Valero Energy Corp	7,819	1,931,919
Williams Cos Inc/The	207,872	15,128,924
		395,413,112
TOTAL ENERGY		398,036,761
Financials - 13.8%
Banks - 1.1%
Citizens Financial Group Inc	28,626	1,716,701
Commerce Bancshares Inc/MO	34,929	1,718,507
Pinnacle Financial Partners Inc	391,091	33,688,579
Zions Bancorp NA	441,000	25,410,420
		62,534,207
Capital Markets - 6.0%
Ameriprise Financial Inc	73,160	32,512,304
Bank of New York Mellon Corp/The	583,516	69,222,503
Cboe Global Markets Inc	116,600	32,772,762
Evercore Inc Class A	19,715	5,885,125
KKR & Co Inc Class A	95,968	8,877,040
LPL Financial Holdings Inc	11,516	3,464,358
Morningstar Inc	68,817	11,633,514
MSCI Inc	22,235	11,984,887
Nasdaq Inc	352,159	29,894,778
Northern Trust Corp	294,012	41,035,255
Raymond James Financial Inc	55,473	8,031,936
Robinhood Markets Inc Class A (c)	20	1,386
SEI Investments Co	56,708	4,449,877
State Street Corp	366,502	46,384,493
Stifel Financial Corp	68,570	5,068,694
Tradeweb Markets Inc Class A	308,599	36,309,758
Virtu Financial Inc Class A	129,237	5,683,843
		353,212,513
Consumer Finance - 1.7%
Ally Financial Inc	911,935	35,775,211
Capital One Financial Corp	120,133	21,915,863
OneMain Holdings Inc	15,552	831,876
SoFi Technologies Inc Class A (c)	934,893	14,846,101
Synchrony Financial	406,498	27,649,994
		101,019,045
Financial Services - 1.8%
Corebridge Financial Inc	63	1,503
Corpay Inc (c)	4,064	1,182,583
Euronet Worldwide Inc (c)	11	730
Fidelity National Information Services Inc	303,498	14,237,091
Fiserv Inc (c)	470,820	26,271,757
Global Payments Inc	198,191	13,338,254
PayPal Holdings Inc	89,061	4,028,229
Rocket Cos Inc Class A (c)	1,793,976	25,564,159
Sycamore Partners LLC rights (c)(d)	12	6
Toast Inc Class A (c)	752,418	19,946,601
		104,570,913
Insurance - 2.8%
Allstate Corp/The	260,652	54,043,586
Arch Capital Group Ltd (c)	35,340	3,392,287
Assurant Inc	156,264	34,035,862
Cincinnati Financial Corp	33,971	5,345,337
Everest Group Ltd	8,308	2,715,470
Globe Life Inc	172,050	23,944,199
Hartford Insurance Group Inc/The	80,817	10,928,883
Kemper Corp	196,862	6,016,103
Loews Corp	212,792	22,713,418
Reinsurance Group of America Inc	8,759	1,788,236
Willis Towers Watson PLC	2,030	590,120
		165,513,501
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp (b)	941,880	9,447,056
Rithm Capital Corp	1,724,173	16,345,160
		25,792,216
TOTAL FINANCIALS		812,642,395
Health Care - 8.8%
Biotechnology - 3.1%
Alnylam Pharmaceuticals Inc (c)	153,038	50,635,683
Biogen Inc (c)	15,056	2,760,216
BioMarin Pharmaceutical Inc (c)	239,913	13,552,685
Exelixis Inc (c)	839,681	36,013,918
Incyte Corp (c)	370,705	34,890,755
Insmed Inc (c)	80,467	13,157,964
Natera Inc (c)	92,038	18,406,680
Neurocrine Biosciences Inc (c)	53,220	7,011,203
Revolution Medicines Inc (c)	24,618	2,394,101
Roivant Sciences Ltd (c)	28,540	790,557
		179,613,762
Health Care Equipment & Supplies - 0.5%
ABIOMED Inc (c)(d)	3,289	7,598
Cooper Cos Inc/The (c)	168,444	12,043,746
Hologic Inc (c)	29,660	2,241,999
Inspire Medical Systems Inc (b)(c)	28,043	1,446,458
Insulet Corp (c)	85,799	18,004,062
Penumbra Inc (c)	603	198,007
		33,941,870
Health Care Providers & Services - 1.7%
Cardinal Health Inc	254,234	53,722,187
Cencora Inc	1	313
Centene Corp (c)	76,086	2,491,056
Elevance Health Inc	9	2,635
HealthEquity Inc (c)	7,895	659,785
Humana Inc	178,057	30,873,303
Option Care Health Inc (c)	250,214	6,735,761
Tenet Healthcare Corp (c)	21,008	3,964,420
		98,449,460
Health Care Technology - 0.6%
Doximity Inc Class A (c)	45	1,049
Veeva Systems Inc Class A (c)	203,476	35,742,594
		35,743,643
Life Sciences Tools & Services - 1.6%
10X Genomics Inc Class A (c)	339,611	7,209,942
Charles River Laboratories International Inc (c)	76,964	13,276,290
Illumina Inc (c)	296,606	36,559,656
IQVIA Holdings Inc (c)	32,270	5,503,325
Medpace Holdings Inc (c)	61,316	29,443,330
		91,992,543
Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co	484,151	29,363,758
Elanco Animal Health Inc (c)	208,871	4,998,283
Jazz Pharmaceuticals PLC (c)	54,831	10,365,801
Viatris Inc	2,327,044	31,438,364
		76,166,206
TOTAL HEALTH CARE		515,907,484
Industrials - 19.8%
Aerospace & Defense - 5.1%
Axon Enterprise Inc (c)	69,416	29,480,281
BWX Technologies Inc	5,743	1,174,385
Curtiss-Wright Corp	62,432	42,523,684
FTAI Aviation Ltd	156,595	38,365,775
HEICO Corp	99,356	27,243,415
HEICO Corp Class A	60,729	12,819,285
Howmet Aerospace Inc	309,712	71,376,228
L3Harris Technologies Inc	123,970	42,788,246
Rocket Lab Corp	138,297	8,881,433
StandardAero Inc (c)	99,819	2,578,325
Woodward Inc	59,799	21,403,258
		298,634,315
Building Products - 1.8%
A O Smith Corp	280,298	18,482,850
Allegion plc	239,297	34,767,461
Armstrong World Industries Inc	77,148	12,713,990
Johnson Controls International plc	217,887	28,532,303
Trane Technologies PLC	26,621	11,094,036
		105,590,640
Commercial Services & Supplies - 0.4%
Clean Harbors Inc (c)	4,255	1,220,035
Veralto Corp	229,704	20,310,428
		21,530,463
Construction & Engineering - 2.6%
AECOM	263,291	22,332,343
API Group Corp (c)	107,781	4,367,286
Comfort Systems USA Inc	37,806	52,134,096
EMCOR Group Inc	48,766	36,004,425
Quanta Services Inc	12,707	6,976,397
Valmont Industries Inc	79,354	31,707,478
		153,522,025
Electrical Equipment - 2.8%
Acuity Inc	88,587	24,823,849
AMETEK Inc	245,958	52,723,557
nVent Electric PLC	34,406	4,069,542
Rockwell Automation Inc	109,232	39,201,180
Sensata Technologies Holding PLC (b)	775,329	27,307,087
Vertiv Holdings Co Class A	71,275	17,860,090
		165,985,305
Ground Transportation - 0.6%
JB Hunt Transport Services Inc	287	60,815
Landstar System Inc	11,847	1,899,193
Lyft Inc Class A (b)(c)	2,008,777	26,716,734
Norfolk Southern Corp	1,959	562,233
XPO Inc (c)	32,802	6,381,629
		35,620,604
Machinery - 3.4%
Crane Co	106,571	18,223,641
Cummins Inc	56,055	30,158,711
Donaldson Co Inc	22,138	1,878,852
ESCO Technologies Inc	8,656	2,435,539
Flowserve Corp	446,656	32,833,683
Gates Industrial Corp PLC (c)	1,171,832	26,495,122
IDEX Corp	97,017	18,389,572
ITT Inc	132,585	25,261,420
Middleby Corp/The (c)	12,302	1,630,999
Otis Worldwide Corp	14	1,079
Toro Co/The	93,066	8,696,087
Westinghouse Air Brake Technologies Corp	126,765	31,679,841
Xylem Inc/NY	15,598	1,863,961
		199,548,507
Passenger Airlines - 0.5%
United Airlines Holdings Inc (c)	340,129	31,315,677
Professional Services - 0.8%
Booz Allen Hamilton Holding Corp Class A	154,199	12,032,148
Jacobs Solutions Inc	11,505	1,464,356
Leidos Holdings Inc	147,459	22,932,824
Paylocity Holding Corp (c)	36,428	3,935,681
SS&C Technologies Holdings Inc	68,893	4,655,100
Verisk Analytics Inc	3,142	596,195
		45,616,304
Trading Companies & Distributors - 1.8%
Applied Industrial Technologies Inc	4,689	1,244,085
Fastenal Co	353,288	16,392,563
Ferguson Enterprises Inc	11,979	2,794,222
MSC Industrial Direct Co Inc Class A	247,022	22,792,720
Wesco International Inc (b)	98,379	26,918,462
WW Grainger Inc	33,066	36,068,724
		106,210,776
TOTAL INDUSTRIALS		1,163,574,616
Information Technology - 15.1%
Communications Equipment - 1.9%
Ciena Corp (c)	75,253	29,215,472
F5 Inc (c)	135,707	39,264,107
Lumentum Holdings Inc (c)	6,861	4,821,636
Motorola Solutions Inc	68,027	29,521,677
Ubiquiti Inc	5,224	4,128,475
Viavi Solutions Inc (c)	174,372	5,803,100
		112,754,467
Electronic Equipment, Instruments & Components - 2.3%
Avnet Inc	332,850	20,510,217
Cognex Corp	61,011	2,988,929
Corning Inc	137,552	18,702,945
Itron Inc (c)	19,671	1,763,112
Keysight Technologies Inc (c)	157,851	44,572,387
Littelfuse Inc	24,814	8,420,631
TD SYNNEX Corp	30,109	5,079,689
Zebra Technologies Corp Class A (c)	164,402	34,373,170
		136,411,080
IT Services - 1.4%
Cloudflare Inc Class A (c)	9,522	1,964,769
MongoDB Inc Class A (c)	151,674	37,125,245
Okta Inc Class A (c)	399,349	31,432,760
Twilio Inc Class A (c)	128,074	16,114,271
		86,637,045
Semiconductors & Semiconductor Equipment - 2.7%
Amkor Technology Inc	4,163	187,460
Astera Labs Inc (c)	1,186	129,986
Cirrus Logic Inc (c)	248,474	35,934,310
Enphase Energy Inc (c)	385	14,556
MACOM Technology Solutions Holdings Inc (c)	50,477	11,209,427
Marvell Technology Inc	67,738	6,709,449
Monolithic Power Systems Inc	8,228	8,996,084
Qnity Electronics Inc	80,189	9,252,207
Qorvo Inc (c)	417,618	32,323,633
Skyworks Solutions Inc (b)	415,725	22,262,074
Teradyne Inc	107,400	31,839,804
		158,858,990
Software - 4.4%
Adobe Inc (c)	41,129	9,997,637
Atlassian Corp Class A (c)	41,646	2,842,340
BILL Holdings Inc (c)	97,455	3,732,527
Cadence Design Systems Inc (c)	33,614	9,340,322
Docusign Inc (c)	725,204	34,381,922
Dropbox Inc Class A (c)	683,239	15,523,190
Dynatrace Inc (c)	177,801	6,575,081
Elastic NV (c)	194,840	9,740,052
Fortinet Inc (c)	382,428	31,252,016
HubSpot Inc (c)	120,622	29,443,830
Nutanix Inc Class A (c)	72,951	2,772,867
RingCentral Inc Class A (b)	223,141	8,298,614
Teradata Corp (c)	558,581	14,316,431
Unity Software Inc (c)	1,542,123	33,834,179
Zoom Communications Inc Class A (c)	508,261	40,859,102
Zscaler Inc (c)	29,656	4,160,440
		257,070,550
Technology Hardware, Storage & Peripherals - 2.4%
Hewlett Packard Enterprise Co	735,254	17,506,398
HP Inc	220	4,226
NetApp Inc	362,519	37,118,320
Sandisk Corp/DE (c)	21,770	13,831,352
Western Digital Corp	258,720	69,981,173
		138,441,469
TOTAL INFORMATION TECHNOLOGY		890,173,601
Materials - 3.6%
Chemicals - 1.5%
Albemarle Corp	32,857	5,898,817
CF Industries Holdings Inc	18,362	2,384,122
Corteva Inc	708,714	59,326,449
DuPont de Nemours Inc	216,132	9,898,846
Eastman Chemical Co	4	305
International Flavors & Fragrances Inc	130,396	9,460,230
		86,968,769
Construction Materials - 0.1%
CRH PLC	18,626	1,957,965
James Hardie Industries PLC (c)	356,867	6,759,061
Vulcan Materials Co	17,837	4,857,015
		13,574,041
Containers & Packaging - 0.4%
Amcor PLC (b)	530,473	21,086,302
Ball Corp	2,496	147,538
		21,233,840
Metals & Mining - 1.6%
Coeur Mining Inc (c)	150,652	2,827,738
Commercial Metals Co	427,683	26,272,567
Hecla Mining Co	131,115	2,442,672
MP Materials Corp (c)	7,395	356,883
Newmont Corp	128,886	13,951,910
Nucor Corp	165,691	28,018,348
Reliance Inc	18,180	5,525,266
Royal Gold Inc	46,629	11,866,614
		91,261,998
TOTAL MATERIALS		213,038,648
Real Estate - 5.5%
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc	113,570	5,271,919
Healthpeak Properties Inc	54	887
Ventas Inc	533,083	43,595,528
		48,868,334
Industrial REITs - 0.2%
STAG Industrial Inc Class A	290,286	10,467,713
Real Estate Management & Development - 0.2%
Compass Inc Class A (c)	119,038	870,168
Zillow Group Inc Class A (c)	148,733	6,156,059
Zillow Group Inc Class C (c)	97,116	4,018,660
		11,044,887
Residential REITs - 0.3%
American Homes 4 Rent Class A	589,048	16,446,220
Equity Residential	21	1,242
		16,447,462
Retail REITs - 1.9%
Brixmor Property Group Inc	1,156,529	33,308,035
Regency Centers Corp	287,065	21,719,338
Simon Property Group Inc	311,491	58,102,416
		113,129,789
Specialized REITs - 2.1%
Digital Realty Trust Inc	218,242	39,329,392
EPR Properties	88,341	4,413,516
Gaming and Leisure Properties Inc	571,128	25,340,949
Millrose Properties Inc Class A	177,981	4,983,468
Rayonier Inc	262,377	5,410,214
VICI Properties Inc	1,589,489	43,424,840
		122,902,379
TOTAL REAL ESTATE		322,860,564
Utilities - 5.1%
Electric Utilities - 2.4%
Edison International	179,280	13,119,710
Evergy Inc	87,340	7,154,893
Eversource Energy	82,658	5,726,546
Exelon Corp	480,218	23,540,286
NRG Energy Inc	286,131	41,815,185
PG&E Corp	189,211	3,324,437
PPL Corp	1,136,805	43,425,952
		138,107,009
Gas Utilities - 0.1%
Atmos Energy Corp	7,064	1,304,862
MDU Resources Group Inc	98,218	2,035,077
Southwest Gas Holdings Inc	35,576	3,091,554
		6,431,493
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The	482,803	6,802,694
Clearway Energy Inc Class A	89,419	3,502,542
Clearway Energy Inc Class C (b)	171,883	6,753,283
Vistra Corp	134,593	20,233,366
		37,291,885
Multi-Utilities - 1.9%
Ameren Corp	180,632	19,855,069
CenterPoint Energy Inc	402,287	17,362,707
CMS Energy Corp	360,270	27,949,747
Consolidated Edison Inc	221,481	25,067,220
DTE Energy Co	1,385	202,514
NiSource Inc	254,100	11,856,306
Sempra	72,325	7,027,820
WEC Energy Group Inc	17,189	1,989,971
		111,311,354
Water Utilities - 0.1%
American Water Works Co Inc	63	8,573
Essential Utilities Inc	137,795	5,549,005
		5,557,578
TOTAL UTILITIES		298,699,319
TOTAL UNITED STATES		5,728,506,606
TOTAL COMMON STOCKS (Cost $5,491,334,114)		5,834,394,903

U.S. Treasury Obligations - 0.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/11/2026 (f)	3.63	4,810,000	4,775,875
US Treasury Bills 0% 6/18/2026 (f)	3.65	360,000	357,194
US Treasury Bills 0% 6/4/2026	3.62	1,260,000	1,251,905
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,384,992)			6,384,974

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	36,801,490	36,808,850
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	73,774,004	73,781,382
TOTAL MONEY MARKET FUNDS (Cost $110,590,232)			110,590,232

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $5,608,309,338)	5,951,370,109
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(69,657,927)
NET ASSETS - 100.0%	5,881,712,182

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	110	6/2026	37,361,500	273,268

The notional amount of long futures as a percentage of Net Assets is 0.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,770,947.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $4,131,464.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,428,947	234,870,484	213,490,593	1,515,148	12	-	36,808,850	36,801,490	0.1%
Fidelity Securities Lending Cash Central Fund	27,954,705	563,031,448	517,205,273	36,239	502	-	73,781,382	73,774,004	0.2%
Total	43,383,652	797,901,932	730,695,866	1,551,387	514	-	110,590,232

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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